Document and Entity Information	Jan. 01, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 01, 2022
Entity Registrant Name	U S PHYSICAL THERAPY INC /NV
Entity Incorporation, State or Country Code	NV
Entity File Number	1-11151
Entity Tax Identification Number	76-0364866
Entity Address, Address Line One	1300 West Sam Houston Parkway South
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77042
City Area Code	713
Local Phone Number	297-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000885978
Title of 12(b) Security	Common Stock, $.01 par value
Trading Symbol	USPH
Security Exchange Name	NYSE